PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

		As of December 31,
	Note	2015	2016

Advances to suppliers		$799	$721
Prepaid expenses		4,194	2,341
Deposits		1,462	4,259
Loan to third parties		2,369	1,261
Receivable related to the disposition of equity method investment in Nuomi	(i)	18,460	-
Funds receivable	(ii)	12,220	4,495
Receivable from brokers	(iii)	4,879	5,853
Other current assets		5,938	1,819

Total		$50,321	$20,749

(i)
As described in Note 4.1, in February 2014, the Company sold the remaining 31.61% equity interest in Nuomi to Baidu in the amount of $68,066, of which $49,606 was received in fiscal year 2014 and the remaining $18,460 was collected in March 2016.

(ii)
Funds receivable mainly represents balances paid by individuals for repayments of financing on Renren Fenqi as well as amounts paid by investors for investments made on Renren Licai that are held at a third party electronic payment service provider as of December 31, 2015 and 2016. The balances were collected subsequent to year-end.

(iii)
Receivable from brokers represents cash provided to brokers who hold the cash on behalf of the Company. The cash has not been used to purchase any securities and accordingly is recorded as a receivable.